CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Common Stock, Par or Stated Value Per Share	$ 0.001
Common shares issued	25,314,756
Common stock, shares outstanding	25,314,756
Treasury stock, shares	0
Common stock, shares authorized	500,000,000
CIFC LLC
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common shares issued	25,314,756	25,323,417
Common stock, shares outstanding	25,314,756	25,192,973
Treasury stock, shares	0	130,444
Common stock, shares authorized	500,000,000	500,000,000
CIFC Corp
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common shares issued	25,314,756	25,323,417
Common stock, shares outstanding	25,314,756	25,192,973
Treasury stock, shares	0	130,444
Common stock, shares authorized	500,000,000	500,000,000